Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
The computation of basic earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period. The assumed conversion of potentially dilutive instruments which are 620,000 share options outstanding as at December 31, 2023 does not have an impact on our weighted average number of share outstanding used in calculating diluted EPS.

The dilutive impact of the assumed conversion of potentially dilutive instruments which are 900,000 share options and 800,000 share options outstanding as at December 31, 2025 and 2024, respectively, is shown in the table below:

	Year ended	Year ended	Year ended
(in millions of $ except share and per share data)	December 31, 2025	December 31, 2024	December 31, 2023
Basic earnings per share	$0.38	$0.48	$0.04
Diluted earnings per share	$0.38	$0.48	$0.04

Net income	17.7	21.1	1.5
Issued common shares at end of the year	46,650,000	43,900,000	43,900,000
Weighted average number of shares outstanding for the period, basic	45,983,014	43,900,000	38,644,250
Dilutive impact of share options	33,167	8,667	—
Weighted average number of shares outstanding for the period, diluted	46,016,181	43,908,667	38,644,250